December 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: ING Mutual Funds

(File Nos. 033-56094; 811-07428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendments No. 183 (“Amendment”) to the Registration Statement of ING Mutual Funds ( “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on February 28, 2014. The Registrant is filing the Amendment for the purpose of updating the Prospectuses and Statements of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act and for the purpose of registering Class A, Class B, Class C, Class O, Class R and Class W shares of an existing series of ING Mutual Funds, ING Multi-Manager International Equity Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP